Retirement Benefits (Fair Value Disclosures) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	$ 10,932.6	$ 11,713.0	$ 10,056.0
Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	2,398.1	2,372.4	$ 1,961.2
U.S. | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	617.7	465.4
U.S. | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	59.9	43.0
International | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	2,117.8	2,934.2
International | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	127.0	182.5
Developed markets | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	2,933.4	3,153.0
Developed markets | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	69.1	71.2
Developed markets - repurchase agreements | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	(1,225.5)	(1,372.9)
Emerging markets | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	565.2	577.5
Emerging markets | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	53.5	53.1
Hedge funds | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	2,795.3	2,977.8
Hedge funds | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	245.8	256.0
Equity-like funds | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	1,893.5	1,586.9
Equity-like funds | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	169.2	137.0
Cash value of trust owned insurance contract | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	1,574.7	1,524.6
Real estate | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	505.7	543.7
Real estate | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	27.7	33.0
Other | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	729.5	847.4
Other | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	71.2	72.0
Significant Unobservable Inputs (Level 3) | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	24.7	22.1
Significant Unobservable Inputs (Level 3) | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	2.5	2.1
Significant Unobservable Inputs (Level 3) | U.S. | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | U.S. | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | International | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	1.8	0.0
Significant Unobservable Inputs (Level 3) | International | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.2	0.0
Significant Unobservable Inputs (Level 3) | Developed markets | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Developed markets | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Developed markets - repurchase agreements | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Emerging markets | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	6.1	3.1
Significant Unobservable Inputs (Level 3) | Emerging markets | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.6	0.3
Significant Unobservable Inputs (Level 3) | Hedge funds | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Hedge funds | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Equity-like funds | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	16.8	16.8
Significant Unobservable Inputs (Level 3) | Equity-like funds | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	1.7	1.6
Significant Unobservable Inputs (Level 3) | Cash value of trust owned insurance contract | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Real estate | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Real estate | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Unobservable Inputs (Level 3) | Other | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	2.2
Significant Unobservable Inputs (Level 3) | Other | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.2
Significant Other Observable Inputs (Level 2) | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	1,287.3	1,949.6
Significant Other Observable Inputs (Level 2) | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	1,657.9	1,663.0
Significant Other Observable Inputs (Level 2) | U.S. | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | U.S. | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | International | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | International | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Developed markets | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	2,173.3	2,468.1
Significant Other Observable Inputs (Level 2) | Developed markets | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	61.5	63.5
Significant Other Observable Inputs (Level 2) | Developed markets - repurchase agreements | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	(1,225.5)	(1,372.9)
Significant Other Observable Inputs (Level 2) | Emerging markets | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	255.8	251.7
Significant Other Observable Inputs (Level 2) | Emerging markets | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	25.5	24.4
Significant Other Observable Inputs (Level 2) | Hedge funds | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Hedge funds | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Equity-like funds | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Equity-like funds | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Cash value of trust owned insurance contract | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	1,574.7	1,524.6
Significant Other Observable Inputs (Level 2) | Real estate | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Real estate | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Significant Other Observable Inputs (Level 2) | Other | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	83.7	602.7
Significant Other Observable Inputs (Level 2) | Other | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	(3.8)	50.5
Quoted Prices in Active Markets for Identical Assets (Level 1) | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	1,618.6	1,635.9
Quoted Prices in Active Markets for Identical Assets (Level 1) | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	144.3	128.7
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	409.1	199.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	41.0	19.4
Quoted Prices in Active Markets for Identical Assets (Level 1) | International | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	828.8	955.1
Quoted Prices in Active Markets for Identical Assets (Level 1) | International | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	50.5	61.3
Quoted Prices in Active Markets for Identical Assets (Level 1) | Developed markets | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	17.2	20.5
Quoted Prices in Active Markets for Identical Assets (Level 1) | Developed markets | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Developed markets - repurchase agreements | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Emerging markets | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	3.4	3.6
Quoted Prices in Active Markets for Identical Assets (Level 1) | Emerging markets | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Hedge funds | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Hedge funds | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity-like funds | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity-like funds | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash value of trust owned insurance contract | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	147.1	338.6
Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	14.7	33.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	213.0	119.1
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	38.1	15.0
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	8,002.0	8,105.4
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	593.4	578.6
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | U.S. | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	208.6	266.4
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | U.S. | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	18.9	23.6
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | International | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	1,287.2	1,979.1
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | International | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	76.3	121.2
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Developed markets | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	742.9	664.4
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Developed markets | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	7.6	7.7
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Developed markets - repurchase agreements | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Emerging markets | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	299.9	319.1
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Emerging markets | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	27.4	28.4
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Hedge funds | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	2,795.3	2,977.8
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Hedge funds | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	245.8	256.0
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Equity-like funds | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	1,876.7	1,570.1
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Equity-like funds | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	167.5	135.4
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Cash value of trust owned insurance contract | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	0.0	0.0
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Real estate | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	358.6	205.1
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Real estate | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	13.0	0.0
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Other | Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	432.8	123.4
Fair Value, Retirement Benefits, Investments Valued at Net Asset Value | Other | Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Fair value of plan assets	$ 36.9	$ 6.3